THE MORGAN STANLEY HIGH YIELD FUND, INC.
--------------------------------------------------------------------------------

DIRECTORS AND OFFICERS

Barton M. Biggs                                   William G. Morton, Jr.
CHAIRMAN OF THE BOARD                             DIRECTOR
OF DIRECTORS

Michael F. Klein                                  Stefanie V. Chang
PRESIDENT AND DIRECTOR                            VICE PRESIDENT

Peter J. Chase                                    Harold J. Schaaff, Jr.
DIRECTOR                                          VICE PRESIDENT

John W. Croghan                                   Joseph P. Stadler
DIRECTOR                                          VICE PRESIDENT

David B. Gill                                     Valerie Y. Lewis
DIRECTOR                                          SECRETARY

Graham E. Jones                                   Joanna M. Haigney
DIRECTOR                                          TREASURER

John A. Levin                                     Belinda A. Brady
DIRECTOR                                          ASSISTANT TREASURER
--------------------------------------------------------------------------------
INVESTMENT ADVISER

Morgan Stanley Asset Management Inc.
1221 Avenue of the Americas
New York, New York 10020
--------------------------------------------------------------------------------
ADMINISTRATOR

The Chase Manhattan Bank
73 Tremont Street
Boston, Massachusetts 02108
--------------------------------------------------------------------------------
CUSTODIANS

Morgan Stanley Trust Company
One Pierrepont Plaza
Brooklyn, New York 11201

The Chase Manhattan Bank
3 Chase MetroTech Center
Brooklyn, New York 11245
--------------------------------------------------------------------------------
SHAREHOLDER SERVICING AGENT

American Stock Transfer & Trust Company
40 Wall Street
New York, New York 10005
(800) 278-4353
--------------------------------------------------------------------------------
LEGAL COUNSEL

Rogers & Wells LLP
200 Park Avenue
New York, New York 10166
--------------------------------------------------------------------------------
INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036
--------------------------------------------------------------------------------
For additional Fund information, including the Fund's net asset value per share and information regarding the investments comprising the Fund's portfolio, please call 1-800-221-6726.



--------------------------------------------------------------------------------

                                        THE
                                   MORGAN STANLEY
                                     HIGH YIELD
                                     FUND, INC.

--------------------------------------------------------------------------------




                                FIRST QUARTER REPORT
                                   MARCH 31, 1998
                        MORGAN STANLEY ASSET MANAGEMENT INC.
                                 INVESTMENT ADVISER

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

For the three months ended March 31, 1998, The Morgan Stanley High Yield Fund, Inc. (the "Fund") had a total return, based on net asset value per share, of 5.02% compared to 3.01% for the CS First Boston High Yield Index (the "Index"). For the one year ended March 31, 1998, and, for the period since the Fund's commencement of operations on November 30, 1993 through March 31, 1998, the Fund's total return, based on net asset value per share, was 23.45% and 74.17%, respectively, compared to 14.35% and 53.50%, respectively, for the Index. On March 31, 1998, the closing price of the Fund's shares on the New York Stock Exchange was $16 1/16 , representing a 2.8% premium to the Fund's net asset value per share.

U.S. high-yield bonds outperformed high quality bonds in the first quarter of 1998, against the backdrop of fairly stable U.S. Treasury yields and a strong U.S. stock market.

For the first quarter the Fund outperformed the Index. This outperformance was primarily due to superior performance in the communications sector and strong results in non-U.S. corporates, led by Korea.

Within our commitment to the communications sector we benefited from additional merger and acquisition activity. Brooks Fiber, a competitive local exchange carrier whose bonds we had owned for some time, was recently acquired by WorldCom. This acquisition resulted in the February announcement of a tender offer for the Brooks Fiber bonds at a favorable price to the investor. Also, late in the quarter, Qwest Communications agreed to acquire LCI International in a stock swap; this transaction was viewed favorably by investors and caused Qwest's bond prices to rise. The combined company should have a very strong competitive position in the U.S. market for long-distance voice and data transmissions. New investments made in the quarter included NEXTLINK, another competitive local exchange carrier, and RSL Communications, a company focused on the European telephone business, which is undergoing significant deregulation following similar developments in the U.S..

The current popularity of Real Estate Investment Trust (REIT) structures in the U.S. capital markets has favorably affected the Fund. Early in 1998, one of our gaming companies, Station Casinos was acquired by a REIT; now Vencor, a healthcare company, announced plans to spin-off a REIT which would hold all of their real-estate assets. Because of covenants in the indenture of the bonds this transaction resulted in an attractive tender offer for our position. A new position in the healthcare sector was Columbia/HCA Corporation, which was purchased following its downgrade to below-investment grade by Moody's Investor Service. We believe the market price of the bonds declined more than warranted given our assessment of the prospects for stabilization and recovery in the company's credit profile.

There were no significant changes in sector weightings during the quarter. We continue to see value in the communication industry as well as selected non-U.S. issuers. We believe the U.S. economic and financial environment continues to be favorable for the credit quality of high-yield issuers. Yield spreads remain historically narrow, and we continue to emphasize above-average credit quality in the Fund. Additionally, we intend to maintain interest rate sensitivity which is no longer than that of the benchmark.

Sincerely,


/s/ Michael F. Klein

Michael F. Klein
PRESIDENT AND DIRECTOR



/s/ Robert Angevine

Robert Angevine
PORTFOLIO MANAGER

April 1998

MORGAN STANLEY HIGH YIELD FUND, INC.
INVESTMENT SUMMARY AS OF MARCH 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
HISTORICAL                                                                     TOTAL RETURN (%)
INFORMATION                                       ------------------------------------------------------------------------
                                                     MARKET VALUE (1)        NET ASSET VALUE (2)          INDEX (3)
                                                  ----------------------   ----------------------   ----------------------
                                                                 AVERAGE                  AVERAGE                  AVERAGE
                                                  CUMULATIVE     ANNUAL    CUMULATIVE     ANNUAL    CUMULATIVE     ANNUAL
                                                  ----------     -------   ----------     -------   ----------     -------
                    Fiscal Year to Date               2.13%          -         5.02%          -         3.01%           -
                    One Year                         26.94       26.95%       23.45       23.45%       14.35        14.35%
                    Since Inception*                 79.11       14.39        74.17       13.66        53.50        10.40
Past performance is not predictive of future performance.
--------------------------------------------------------------------------------------------------------------------------

RETURNS AND PER SHARE INFORMATION


[GRAPH]
                                                       YEARS ENDED DECEMBER 31:
                                                                                                        THREE MONTHS
                                                                                                            ENDED
                                                                                                          MARCH 31,
                                             1993        1994         1995        1996        1997          1998
                                           --------    --------     --------    --------    --------      --------
Net Asset Value Per Share. . . . . . . .   $ 14.10      $ 11.96     $ 13.63      $ 14.45     $ 15.19      $ 15.62
Market Value Per Share . . . . . . . . .   $ 14.75      $ 11.38     $ 12.88      $ 14.63     $ 16.06      $ 16.06
Premium/(Discount) . . . . . . . . . . .       4.6%        -4.8%       -5.5%         1.3%        5.7%         2.8%
Income Dividends . . . . . . . . . . . .        --      $  1.37     $  1.27      $  1.42     $  1.36      $  0.33
Capital Gains Distributions. . . . . . .        --           --          --           --     $  0.48      $    --
Fund Total Return (2). . . . . . . . . .      0.00%       -5.53%      26.07%       17.52%      18.48%        5.02%
Index Total Return (1)(3). . . . . . . .      1.26%       -0.98%      17.39%       12.40%      12.65%        3.01%

(1)  Assumes dividends and distributions, if any, were reinvested.
(2) Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. These percentages are not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.
(3) The CS First Boston High Yield Index is an unmanaged index of high yield corporate bonds.
 *   The Fund commenced operations on November 30, 1993.

MORGAN STANLEY HIGH YIELD FUND, INC.
PORTFOLIO SUMMARY AS OF MARCH 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------
DIVERSIFICATION OF TOTAL INVESTMENTS

                                       [CHART]

               Short-Term Investments                        0.9%
               Debt Securities                              93.9%
               Equity Securities                             5.2%

--------------------------------------------------------------------------------
SECTORS

                                       [CHART]

               Other                                        26.6%
               Telecommunications                           17.4%
               Multi-Industry                                5.8%
               Asset-Backed Securities                       5.8%
               Broadcast -- Radio & Television              12.6%
               Collateralized Mortgage Obligations           3.7%
               Energy                                        4.7%
               Financial Services                            4.1%
               Gaming & Lodging                              3.1%
               Health Care Supplies & Services               7.2%
               Metals                                        9.0%

--------------------------------------------------------------------------------
TEN LARGEST HOLDINGS*

                                                              Percent of
                                                                Total
                                                              Investments
                                                              -----------
 1. DR Securitized Lease Trust                                    3.8%
 2. Columbia/HCA Healthcare                                       3.1
 3. Nextel Communications, Inc.                                   3.0
 4. Pohang Iron & Steel Co., Ltd.                                 3.0
 5. IXC Communications, Inc.                                      2.7
 6. Time Warner, Inc.                                             2.6
 7. Southland Corp.                                               2.3
 8. Jet Equipment Trust                                           2.3
 9. CSC Holdings Inc.                                             2.3
10. Dial Call Communications                                      2.3
                                                                 ----
                                                                 27.4%
                                                                 ----
                                                                 ----

* Excludes short-term investments.

INVESTMENTS (UNAUDITED)
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
MARCH 31, 1998

                                                    FACE
                                                  AMOUNT                VALUE
                                                   (000)                (000)
--------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES (81.3%)
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE (2.3%)
     Jet Equipment Trust
      'D-95' 11.44%, 11/1/14                   $  1,100                 $  1,470
      'C1' 11.79%, 6/15/13                        1,500                    2,020
                                                                 ---------------
                                                                           3,490
                                                                 ---------------
--------------------------------------------------------------------------------
BANKING (1.9%)
     Korea Development Bank
      7.375%, 9/17/04 (Korea)                       590                      535
     Western Financial Bank
      8.875%, 8/1/07                              2,385                    2,302
                                                                 ---------------
                                                                           2,837
                                                                 ---------------
--------------------------------------------------------------------------------
BROADCAST -- RADIO & TELEVISION (12.6%)
     Comcast Cellular Holdings 'B'
      9.50%, 5/1/07                               2,480                    2,629
     CSC Holdings Inc.
      7.875%, 12/15/07                              575                      592
      9.875%, 5/15/06                             2,650                    2,895
     Fox/Liberty Networks LLC
  (a) 0.00%, 8/15/07                              3,390                    2,305
      8.875%, 8/15/07                               845                      877
     Lenfest Communications
      8.375%, 11/1/05                             1,660                    1,731
     RBS Participacoes
      11.00%, 4/1/07 (Brazil)                       850                      860
     Rogers Cablesystems
      10.125%, 9/1/12                               650                      716
     Rogers Cablesystems 'B'
      10.00%, 3/15/05                             2,210                    2,475
     Sinclair Broadcast Group
      9.00%, 7/15/07                              1,370                    1,428
     TV Azteca 'B'
      10.50%, 2/15/07 (Mexico)                    2,470                    2,649
                                                                 ---------------
                                                                          19,157
                                                                 ---------------
--------------------------------------------------------------------------------
BUILDING MATERIALS & COMPONENTS (1.1%)
     American Standard Companies Inc.
      7.375%, 2/1/08                              1,685                    1,657
                                                                 ---------------
--------------------------------------------------------------------------------
BUSINESS SERVICES (2.1%)
     Outdoor Systems Inc.
      8.875%, 6/15/07                             2,955                    3,103
                                                                 ---------------
--------------------------------------------------------------------------------
COAL, GAS & OIL (2.3%)
     Snyder Oil Corp.
      8.75%, 6/15/07                              3,350                    3,442
                                                                 ---------------
--------------------------------------------------------------------------------
COMPUTERS (2.1%)
     Advanced Micro Devices, Inc.
      11.00%, 8/1/03                              2,970                    3,178
                                                                 ---------------
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS & INSTRUMENTS (0.1%)
     AST Research Inc.
      7.45%, 10/1/02                                175                      157
                                                                 ---------------
--------------------------------------------------------------------------------
ENERGY (4.7%)
     National Power Corp.
      7.875%, 12/15/06                            1,825                    1,660
     Nuevo Energy Co.
      9.50%, 4/15/06                              2,760                    2,939
     Quezon Power Ltd.
      8.86%, 6/15/17 (Philippines)                2,900                    2,538
                                                                 ---------------
                                                                           7,137
                                                                 ---------------
--------------------------------------------------------------------------------
FINANCIAL SERVICES (3.0%)
     Geberit International
      10.125%, 4/15/07                    DEM     1,700                    1,042
     Indah Kiat Finance Mauritius
      10.00%, 7/1/07 (Indonesia)            $       420                      349
     Navistar Financial Corp. 'B'
      9.00%, 6/1/02                                 300                      315
     PTC International Finance BV
      0.00%, 7/1/07                               2,470                    1,729
     SB Treasury Co. LLC
      9.40%, 12/29/49                             1,010                    1,044
                                                                 ---------------
                                                                           4,479
                                                                 ---------------
--------------------------------------------------------------------------------
FOOD SERVICE & LODGING (0.2%)
     Smithfield Foods, Inc.
      7.625%, 2/15/08                               325                      323
                                                                 ---------------
--------------------------------------------------------------------------------
FOREST PRODUCTS & PAPER (1.4%)
     APP Fin II Mauritius Ltd.
      12.00%, 2/15/04 (Indonesia)                 2,490                    2,067
                                                                 ---------------
--------------------------------------------------------------------------------
GAMING & LODGING (3.1%)
     Grand Casinos
      10.125%, 12/1/03                            1,495                    1,630
     Louisiana Casino Cruise
      11.50%, 12/1/98                               318                      318
     Station Casinos, Inc.
      10.125%, 3/15/06                            2,485                    2,789
                                                                 ---------------
                                                                           4,737
                                                                 ---------------
--------------------------------------------------------------------------------
HEALTH CARE SUPPLIES & SERVICES (7.2%)
     Columbia/HCA Healthcare
      6.91%, 6/15/05                              3,260                    3,065
      7.00%, 7/1/07                               1,705                    1,588
     Integrated Health Services 'A'
      9.50%, 9/15/07                              1,940                    2,061
     Magellan Health Services
      9.00%, 2/15/08                                950                      957
     Pharmerica, Inc.
      8.375%, 4/1/08                                730                      734
     Tenet Healthcare Corp.
      8.625%, 1/15/07                             2,405                    2,507
                                                                 ---------------
                                                                          10,912
                                                                 ---------------
--------------------------------------------------------------------------------

                                                    FACE
                                                  AMOUNT              VALUE
                                                   (000)              (000)
--------------------------------------------------------------------------------
METALS (9.0%)
     Grupo Minero Mexico 'A'
      8.25%, 4/1/08 (Mexico)                   $  1,515                 $  1,503
     Hylsa
      9.25%, 9/15/07                              1,900                    1,900
     Impress Metal Packaging
      9.875%, 5/29/07                     DEM     3,150                    1,810
     Murrin Murrin Holdings Pty
      9.375%, 8/31/07                          $  2,785                    2,771
     NSM Steel Ltd.
      12.25%, 2/1/08                              1,150                    1,104
     Pohang Iron & Steel Co., Ltd.
      7.125%, 7/15/04 (Korea)                     5,070                    4,487
                                                                 ---------------
                                                                          13,575
                                                                 ---------------
--------------------------------------------------------------------------------
MULTI-INDUSTRY (5.8%)
     Ameriserve Food Co.
      10.125%, 7/15/07                              795                     855
     Brooks Fiber Properties
      0.00%, 11/1/06                              1,095                      919
     CA FM Lease Trust
      8.50%, 7/15/17                              1,459                    1,528
     Multicanal
      10.50%, 2/1/07                              1,705                    1,820
     Reliance Industries Ltd.
      9.375%, 6/24/26                               445                      447
     Revlon Worldwide Corp.
      0.00%,                                        765                      774
     SD Warren Co. 'B'
      12.00%, 12/15/04                            2,235                    2,498
                                                                 ---------------
                                                                           8,841
                                                                 ---------------
--------------------------------------------------------------------------------
REAL ESTATE (2.1%)
     HMC Acquisition Properties
      9.00%, 12/15/07                             2,050                    2,176
     Residential Reinsurance 97A A2
      11.45%, 12/15/98                            1,000                    1,011
                                                                 ---------------
                                                                           3,187
                                                                 ---------------
--------------------------------------------------------------------------------
RETAIL -- GENERAL (2.3%)
     Southland Corp.
      5.00%, 12/15/03                             4,000                    3,500
                                                                 ---------------
--------------------------------------------------------------------------------
TELECOMMUNICATIONS (15.9%)
     Dial Call Communications
      0.00%, 4/15/04                              2,500                    2,500
     Dial Call Communications 'B'
      0.00%, 12/15/05                             1,000                      985
     Espirit Telecom Group 'DM'
      11.50%, 12/15/07                    DEM     2,000                    1,184
     Flag Ltd.
      8.25%, 1/30/08                        $       725                      745
     Globalstar LP
      11.375%, 2/15/04                            1,000                    1,050
     Iridium LLC/Capital Corp. 'A'
      13.00%, 7/15/05                               840                      941
     IXC Communications, Inc.
      12.50%, 10/1/05                             1,745                    2,077
     Nextel Communications, Inc.
      0.00%, 8/15/04                              1,675                    1,612
      0.00%, 9/15/07                              4,460                    2,988
     Occidente y Caribe
      0.00%, 3/15/04 (Colombia)                   3,125                    2,750
     Qwest Communications International
      0.00%, 2/1/08                               1,000                      705
      10.875%, 4/1/07                               775                      899
     Rogers Communications, Inc.
      8.875%, 7/15/07                               750                      757
      9.125%, 1/15/06                               800                      818
     RSL Communications, Ltd.
      0.00%, 3/15/08                      DEM     2,700                      902
      9.125%, 3/1/08                        $     1,035                    1,045
      12.25%, 11/15/06                              125                      142
     Satelites Mexicanos
      10.125%, 11/1/04 (Mexico)                     440                      455
     TCI Satellite Entertainment
      0.00%, 2/15/07                              2,260                    1,622
                                                                 ---------------
                                                                          24,177
                                                                 ---------------
--------------------------------------------------------------------------------
TRANSPORTATION (0.4%)
     Hermes Europe Railtel, BV
      11.50%, 8/15/07                               480                      544
                                                                 ---------------
--------------------------------------------------------------------------------
UTILITIES (1.7%)
     Korea Electric Power Corp.
      7.75%, 4/1/13 (Korea)                       1,810                    1,538
     Midland Funding Corp. I 'C-94'
      10.33%, 7/23/02                             1,017                    1,109
                                                                 ---------------
                                                                           2,647
                                                                 ---------------
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS AND NOTES
 (Cost $117,661)                                                         123,147
                                                                 ---------------
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (5.8%)
     Aircraft Lease Portfolio Securitization Ltd.
      1996-1 P1D 12.75%, 6/15/06                  1,770                    1,773
     DR Securitized Lease Trust
      1993-K1 A1 6.66%, 8/15/10                   2,111                    1,963
      1994-K1 A1 7.60%, 8/15/07                   3,397                    3,344
      1994-K2 A2 9.35%, 8/15/19                     500                      519
     First Home Mortgage Acceptance
      Corp., 1996-B, Class C
      7.929%, 11/1/18                             1,312                    1,174
                                                                 ---------------
--------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
 (Cost $8,038)                                                             8,773
                                                                 ---------------
--------------------------------------------------------------------------------

                                                    FACE
                                                  AMOUNT              VALUE
                                                   (000)              (000)
--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS (3.7%)
     DLJ Mortgage Acceptance Corp.
      1997-CF2 S 0.357%, 10/15/30              $ 32,925                 $    867
     GMAC IO 1996-C1 CL X2 REMIC
      1.868%, 3/15/21                             6,589                      553
     Long Beach Auto 1997-1, 'B'
      14.22%, 10/26/03                            2,857                    2,854
     OHA Auto Grantor Trust 1997-1, 'B'
      11.00%, 9/15/03                             1,444                    1,422
                                                                 ---------------
--------------------------------------------------------------------------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
 (Cost $5,859)                                                             5,696
                                                                 ---------------
--------------------------------------------------------------------------------
FOREIGN GOVERNMENT BONDS (3.1%)
--------------------------------------------------------------------------------
ARGENTINA (2.0%)
     +Republic of Argentina
      6.625%, 3/31/05                             1,819                    1,679
     Republic of Argentina Pre 4 Bocon PIK
      0.00%, 9/1/02                               1,100                    1,347
                                                                 ---------------
                                                                           3,026
                                                                 ---------------
--------------------------------------------------------------------------------
MAURITIUS (1.1%)
     Pindo Deli Finance Mauritius
      10.75%, 10/1/07                             1,955                    1,618
                                                                 ---------------
--------------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT BONDS
 (Cost $4,682)                                                             4,644
                                                                 ---------------

--------------------------------------------------------------------------------
                                                 SHARES
--------------------------------------------------------------------------------
PREFERRED STOCK (5.0%)
--------------------------------------------------------------------------------
DIVERSIFIED (2.6%)
     Time Warner, Inc. Series 'M' 10.25%          3,452                    3,866
                                                                 ---------------
--------------------------------------------------------------------------------
FINANCIAL SERVICES (1.1%)
     Sinclair Capital 11.625%                    15,290                    1,697
                                                                 ---------------
--------------------------------------------------------------------------------
TELECOMMUNICATIONS (1.3%)
     IXC Communications, Inc. PIK 12.50%          1,593                    1,944
                                                                 ---------------
--------------------------------------------------------------------------------
TOTAL PREFERRED STOCK
 (Cost $6,624)                                                             7,507
                                                                 ---------------
--------------------------------------------------------------------------------
                                                 NO. OF
                                               WARRANTS
--------------------------------------------------------------------------------
WARRANTS (0.2%)
GAMING & LODGING (0.0%)
     Louisiana Casino Cruises, expiring 12/1/98   1,108                       --
                                                                 ---------------
--------------------------------------------------------------------------------
TELECOMMUNICATIONS (0.2%)
     Globalstar Telecom, expiring 2/15/04         1,000                      150
     Iridium World Communications, Inc.,
      expiring 7/15/05                              840                      202
     Nextel Communications, expiring 4/25/99      2,500                       --
     Occidente y Caribe, expiring 3/15/04
      (Colombia)                                 12,500                       --
                                                                 ---------------
                                                                             352
                                                                 ---------------
--------------------------------------------------------------------------------
TOTAL WARRANTS
 (Cost $--@)                                                                 352
                                                                 ---------------
--------------------------------------------------------------------------------
                                                   FACE
                                                 AMOUNT
                                                   (000)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (0.9%)
REPURCHASE AGREEMENT
     Chase Securities, Inc., 5.60%,
      dated 3/31/98, due 4/1/98, to
      be repurchased at $1,386,
      collateralized by $1,390,
      United States Treasury Notes,
      6.375%, due 3/31/01, valued
      at $1,418 (Cost $1,386)                   $  1,386                   1,386
                                                                 ---------------
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.0%)
     (Cost $144,250)                                                     151,505
                                                                 ---------------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES
     Other Assets                                15,334
     Liabilities                                (29,670)                 (14,336)
                                        ---------------          ---------------
--------------------------------------------------------------------------------
NET ASSETS
     Applicable to 8,780,766 issued and
      outstanding $0.01 par value shares
      (100,000,000 shares authorized)                                    137,169
                                                                 ---------------
                                                                 ---------------
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
                                                                        $  15.62
                                                                 ---------------
                                                                 ---------------
--------------------------------------------------------------------------------

     (a)  --   Step Bond - coupon rate increases in increments to maturity.
               Rate disclosed is as of March 31, 1998. Maturity date disclosed is the ultimate maturity.
     @    --   Amount is less than $500.
     +    --   Variable/floating rate security--rate disclosed is as of
               March 31, 1998.
     PIK  --   Payment-in-Kind. Income may be paid in additional securities or cash at the discretion of the issuer.